Column Small Cap Select Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Aerospace & Defense - 2.7%
AeroVironment, Inc. (a)	8,783	$1,708,293
Axon Enterprise, Inc. (a)	5,497	3,556,339
BWX Technologies, Inc.	29,060	3,802,501
Curtiss-Wright Corp.	10,203	3,812,147
Embraer SA - ADR (a)	78,388	2,996,773
Huntington Ingalls Industries, Inc.	7,680	1,520,026
Leonardo DRS, Inc. (a)	66,070	2,297,254
Loar Holdings, Inc. (a)	16,044	1,477,332
Mercury Systems, Inc. (a)	54,925	2,259,065
Moog, Inc. - Class A	7,488	1,656,870
Rocket Lab USA, Inc. (a)	30,857	841,779
V2X, Inc. (a)	114,050	6,871,512
		32,799,891

Automobile Components - 0.4%
Fox Factory Holding Corp. (a)	2,600	84,448
Modine Manufacturing Co. (a)	35,964	4,883,552
		4,968,000

Banks - 8.6%
Banc of California, Inc.	141,031	2,429,964
Bancorp Inc/The (a)	26,886	1,570,949
Bank of Hawaii Corp.	9,332	737,042
Cadence Bank	124,025	4,736,515
Comerica, Inc.	97,640	7,054,490
Community Financial System, Inc.	21,845	1,512,329
Cullen/Frost Bankers, Inc.	44,464	6,252,528
Dime Community Bancshares, Inc.	240,735	8,637,572
First Financial Bankshares, Inc.	20,197	841,811
Glacier Bancorp, Inc.	20,452	1,183,966
Huntington Bancshares, Inc./OH	219,520	3,953,555
Independent Bank Corp./MI	146,048	5,495,786
Lakeland Financial Corp.	8,668	636,751
National Bank Holdings Corp. - Class A	124,747	5,955,422
Popular, Inc.	36,548	3,631,409
Prosperity Bancshares, Inc.	161,701	13,539,225
Stock Yards Bancorp, Inc.	10,243	779,697
Texas Capital Bancshares, Inc. (a)	51,483	4,553,671
United Bankshares, Inc./WV	92,565	3,912,723
United Community Banks, Inc./GA	29,195	987,083
Webster Financial Corp.	166,667	10,296,687
Western Alliance Bancorp	95,986	8,985,250
Zions Bancorp NA	102,985	6,232,652
		103,917,077

Biotechnology - 3.3%
Apogee Therapeutics, Inc. (a)	54,096	2,442,434
Avidity Biosciences, Inc. (a)	41,703	1,794,480
CareDx, Inc. (a)	195,890	4,807,141
Crinetics Pharmaceuticals, Inc. (a)	110,415	6,315,738
Insmed, Inc. (a)	3,685	276,965
Krystal Biotech, Inc. (a)	4,185	826,203
Kymera Therapeutics, Inc. (a)	41,837	1,960,063
Merus NV (a)	32,512	1,457,838
Natera, Inc. (a)	24,806	4,161,951
Nuvalent, Inc. - Class A (a)	19,868	1,920,838
PTC Therapeutics, Inc. (a)	14,214	623,710
Rhythm Pharmaceuticals, Inc. (a)	28,566	1,772,235
Spyre Therapeutics, Inc. (a)	43,079	1,224,736
Travere Therapeutics, Inc. (a)	53,862	1,013,144
Ultragenyx Pharmaceutical, Inc. (a)	39,004	1,857,761
Vaxcyte, Inc. (a)	38,089	3,593,316
Veracyte, Inc. (a)	12,256	526,395
Xenon Pharmaceuticals, Inc. (a)	81,076	3,456,270
		40,031,218

Building Products - 1.6%
AAON, Inc.	59,919	8,169,356
Armstrong World Industries, Inc.	5,967	953,706
CSW Industrials, Inc.	5,748	2,427,898
Hayward Holdings, Inc. (a)	51,191	827,246
Resideo Technologies, Inc. (a)	218,317	5,933,856
Simpson Manufacturing Co., Inc.	4,805	905,262
Trex Co., Inc. (a)	660	49,520
		19,266,844

Capital Markets - 2.2%
Artisan Partners Asset Management, Inc. - Class A	87,515	4,269,857
BGC Group, Inc. - Class A	1,350,807	13,156,860
Evercore, Inc. - Class A	6,949	2,139,597
Hamilton Lane, Inc. - Class A	4,748	913,515
Houlihan Lokey, Inc.	6,583	1,244,780
Perella Weinberg Partners	199,635	5,124,630
		26,849,239

Chemicals - 3.2%
Ashland, Inc.	110,528	8,627,816
Axalta Coating Systems Ltd. (a)	109,565	4,433,000
Chemours Co.	122,090	2,654,236
Element Solutions, Inc.	359,749	10,317,601
Hawkins, Inc.	12,660	1,702,897
Kronos Worldwide, Inc.	482,330	5,455,152
Rayonier Advanced Materials, Inc. (a)	588,158	5,181,672
		38,372,374

Commercial Services & Supplies - 1.4%
ACV Auctions, Inc. - Class A (a)	28,394	642,272
BrightView Holdings, Inc. (a)	77,011	1,316,888
Casella Waste Systems, Inc. - Class A (a)	4,731	535,597
Clean Harbors, Inc. (a)	8,694	2,261,223
Enviri Corp. (a)	221,726	1,640,772
OPENLANE, Inc. (a)	197,895	3,997,479
Rollins, Inc.	18,074	909,664
Tetra Tech, Inc.	113,095	4,694,574
VSE Corp.	1,674	196,293
		16,194,762

Communications Equipment - 1.4%
Ciena Corp. (a)	148,337	10,342,056
Harmonic, Inc. (a)	24,020	307,936
Ribbon Communications, Inc. (a)	676,241	2,644,102
Viasat, Inc. (a)	229,660	2,142,728
Viavi Solutions, Inc. (a)	149,282	1,483,863
		16,920,685

Construction & Engineering - 3.0%
Arcosa, Inc.	124,479	13,523,399
Comfort Systems USA, Inc.	4,320	2,130,926
Construction Partners, Inc. - Class A (a)	13,623	1,384,233
Everus Construction Group, Inc. (a)	10,215	650,287
MYR Group, Inc. (a)	34,890	5,509,131
Sterling Infrastructure, Inc. (a)	11,494	2,235,008
Tutor Perini Corp. (a)	168,003	4,566,322
Valmont Industries, Inc.	18,745	6,520,636
WillScot Mobile Mini Holdings Corp. (a)	2,009	76,824
		36,596,766

Construction Materials - 0.5%
Eagle Materials, Inc.	7,511	2,320,298
Knife River Corp. (a)	32,650	3,379,275
		5,699,573

Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	21,000	1,235,430
FirstCash Holdings, Inc.	61,529	6,698,047
LendingClub Corp. (a)	38,635	642,887
Upstart Holdings, Inc. (a)	33,346	2,627,331
		11,203,695

Consumer Staples Distribution & Retail - 1.2%
Grocery Outlet Holding Corp. (a)	466,590	9,798,390
Sprouts Farmers Market, Inc. (a)	31,860	4,921,733
		14,720,123

Containers & Packaging - 0.5%
AptarGroup, Inc.	7,987	1,381,431
Avery Dennison Corp.	24,187	4,981,313
		6,362,744

Distributors - 0.1%
Pool Corp.	4,196	1,582,270

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	7,681	888,154
Stride, Inc. (a)	13,680	1,461,982
		2,350,136

Electric Utilities - 0.8%
ALLETE, Inc.	33,483	2,172,377
IDACORP, Inc.	6,637	786,285
Portland General Electric Co.	133,457	6,395,260
		9,353,922

Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (a)	257,397	509,646
Bloom Energy Corp. - Class A (a)	84,193	2,311,098
Enovix Corp. (a)	76,960	711,880
		3,532,624

Electronic Equipment, Instruments & Components - 2.9%
Advanced Energy Industries, Inc.	6,785	780,546
Badger Meter, Inc.	7,099	1,539,205
Celestica, Inc. (a)	55,185	4,703,969
Coherent Corp. (a)	62,909	6,300,965
Fabrinet (a)	17,908	4,200,859
Innoviz Technologies Ltd. (a)	212,367	161,484
Insight Enterprises, Inc. (a)	13,160	2,058,882
IPG Photonics Corp. (a)	13,745	1,072,660
Itron, Inc. (a)	42,181	4,999,714
Knowles Corp. (a)	1,844	35,884
Littelfuse, Inc.	6,980	1,721,757
nLight, Inc. (a)	69,269	752,261
Novanta, Inc. (a)	5,821	971,991
OSI Systems, Inc. (a)	17,933	3,181,314
Rogers Corp. (a)	6,817	706,105
Teledyne Technologies, Inc. (a)	3,977	1,929,879
		35,117,475

Energy Equipment & Services - 1.1%
Cactus, Inc. - Class A	12,332	846,715
Innovex International, Inc. (a)	37,650	612,566
Oceaneering International, Inc. (a)	33,656	1,009,007
Patterson-UTI Energy, Inc.	272,570	2,289,588
TechnipFMC PLC	196,982	6,179,325
TETRA Technologies, Inc. (a)	454,636	1,750,349
Tidewater, Inc. (a)	19,406	1,003,678
		13,691,228

Entertainment - 0.2%
Lions Gate Entertainment Corp. - Class B (a)	315,591	2,325,906

Financial Services - 0.3%
Cannae Holdings, Inc.	31,601	685,741
Jack Henry & Associates, Inc.	4,445	783,120
Paymentus Holdings, Inc. - Class A (a)	17,812	673,472
Shift4 Payments, Inc. - Class A (a)	8,110	925,189
		3,067,522

Food Products - 0.8%
Freshpet, Inc. (a)	25,834	3,953,894
Hain Celestial Group, Inc. (a)	128,177	1,060,024
Nomad Foods Ltd.	98,702	1,807,233
TreeHouse Foods, Inc. (a)	63,344	2,175,233
Utz Brands, Inc.	27,800	483,998
		9,480,382

Gas Utilities - 0.6%
Atmos Energy Corp.	21,919	3,316,783
Chesapeake Utilities Corp.	3,656	481,678
New Jersey Resources Corp.	60,449	3,117,959
		6,916,420

Ground Transportation - 0.7%
RXO, Inc. (a)	190,066	5,730,490
Saia, Inc. (a)	3,295	1,875,118
Schneider National, Inc. - Class B	10,590	355,930
		7,961,538

Health Care Equipment & Supplies - 5.5%
Accuray, Inc. (a)	311,063	693,670
AtriCure, Inc. (a)	48,379	1,749,385
Avanos Medical, Inc. (a)	52,484	1,005,593
CONMED Corp.	8,374	620,011
CytoSorbents Corp. (a)	6,648	6,449
Enovis Corp. (a)	502,342	24,519,313
Glaukos Corp. (a)	27,546	3,956,983
Globus Medical, Inc. - Class A (a)	59,256	5,072,906
Haemonetics Corp. (a)	61,994	5,422,615
Integer Holdings Corp. (a)	16,396	2,303,638
Integra LifeSciences Holdings Corp. (a)	46,753	1,149,189
Lantheus Holdings, Inc. (a)	11,766	1,050,351
OraSure Technologies, Inc. (a)	190,698	724,652
QuidelOrtho Corp. (a)	16,489	676,049
Teleflex, Inc.	27,791	5,359,494
TransMedics Group, Inc. (a)	45,974	3,986,406
UFP Technologies, Inc. (a)	3,929	1,268,753
Varex Imaging Corp. (a)	322,355	5,376,881
Zimvie, Inc. (a)	69,062	1,019,355
		65,961,693

Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc. (a)	120,692	4,903,716
Chemed Corp.	3,294	1,885,453
CorVel Corp. (a)	1,928	704,491
HealthEquity, Inc. (a)	43,675	4,434,759
Molina Healthcare, Inc. (a)	8,077	2,406,138
Patterson Cos., Inc.	76,073	1,634,809
Tenet Healthcare Corp. (a)	42,520	6,066,754
		22,036,120

Hotels, Restaurants & Leisure - 3.5%
Cava Group, Inc. (a)	24,102	3,395,972
Dave & Buster's Entertainment, Inc. (a)	228,396	8,980,531
Denny's Corp. (a)	358,479	2,351,622
Dutch Bros, Inc. - Class A (a)	41,918	2,252,254
International Game Technology PLC	252,689	4,859,210
Krispy Kreme, Inc.	65,708	724,102
Life Time Group Holdings, Inc. (a)	98,346	2,386,857
PlayAGS, Inc. (a)	307,982	3,578,751
Red Rock Resorts, Inc. - Class A	71,620	3,587,446
Shake Shack, Inc. - Class A (a)	15,751	2,106,381
Sweetgreen, Inc. - Class A (a)	101,551	4,161,560
Texas Roadhouse, Inc.	10,442	2,143,429
United Parks & Resorts, Inc. (a)	19,484	1,142,542
		41,670,657

Household Durables - 1.9%
Champion Homes, Inc. (a)	63,748	6,612,580
Installed Building Products, Inc.	21,578	4,935,751
Meritage Homes Corp.	6,111	1,167,629
Tempur Sealy International, Inc.	46,364	2,595,457
Whirlpool Corp.	66,683	7,429,820
		22,741,237

Household Products - 0.1%
Church & Dwight Co., Inc.	4,420	486,775
WD-40 Co.	3,412	945,431
		1,432,206

Independent Power and Renewable Electricity Producers - 1.0%
Ormat Technologies, Inc.	76,709	6,260,989
Vistra Corp.	33,481	5,351,603
		11,612,592

Insurance - 4.0%
AMERISAFE, Inc.	12,421	733,087
Fidelis Insurance Holdings Ltd.	296,391	6,084,907
First American Financial Corp.	85,150	5,973,273
Hagerty, Inc. - Class A (a)	33,242	391,591
HCI Group, Inc.	12,004	1,462,928
Kemper Corp.	309,079	22,096,058
Oscar Health, Inc. - Class A (a)	34,524	598,301
Palomar Holdings, Inc. (a)	11,434	1,238,302
RLI Corp.	8,689	1,528,395
Selective Insurance Group, Inc.	41,315	4,217,848
Skyward Specialty Insurance Group, Inc. (a)	35,855	1,940,114
Stewart Information Services Corp.	8,555	642,395
White Mountains Insurance Group Ltd.	300	602,997
		47,510,196

Interactive Media & Services - 0.8%
Cars.com, Inc. (a)	385,985	7,669,522
MediaAlpha, Inc. - Class A (a)	63,466	801,575
QuinStreet, Inc. (a)	53,979	1,229,642
		9,700,739

IT Services - 1.7%
Core Scientific, Inc. (a)	275,373	4,923,669
Kyndryl Holdings, Inc. (a)	243,196	8,441,333
Unisys Corp. (a)	274,061	2,187,007
Wix.com Ltd. (a)	24,224	5,419,878
		20,971,887

Life Sciences Tools & Services - 0.5%
Bio-Techne Corp.	23,839	1,796,507
Charles River Laboratories International, Inc. (a)	9,652	1,921,327
ICON PLC (a)	3,541	744,495
Standard BioTools, Inc. (a)	252,015	463,708
Stevanato Group SpA	27,037	541,551
West Pharmaceutical Services, Inc.	2,487	809,966
		6,277,554

Machinery - 3.7%
Alamo Group, Inc.	17,530	3,505,123
Allison Transmission Holdings, Inc.	17,011	2,015,804
Columbus McKinnon Corp/NY	9,925	389,953
Crane Co.	20,768	3,781,437
Enerpac Tool Group Corp.	12,776	616,570
Enpro, Inc.	3,095	585,265
Esab Corp.	12,603	1,626,795
ESCO Technologies, Inc.	7,371	1,093,930
Federal Signal Corp.	28,344	2,760,989
Flowserve Corp.	52,603	3,209,835
Gates Industrial Corp. PLC (a)	19,975	442,646
Graco, Inc.	9,740	887,119
Helios Technologies, Inc.	25,626	1,340,752
Hillman Solutions Corp. (a)	56,609	645,343
John Bean Technologies Corp.	22,638	2,852,841
Kadant, Inc.	5,620	2,319,880
Lincoln Electric Holdings, Inc.	8,500	1,857,080
Lindsay Corp.	5,962	791,575
Miller Industries, Inc./TN	1,937	142,602
Nordson Corp.	3,121	814,550
Omega Flex, Inc.	853	42,155
Oshkosh Corp.	12,450	1,414,445
RBC Bearings, Inc. (a)	7,211	2,416,478
SPX Technologies, Inc. (a)	23,378	4,124,814
Standex International Corp.	6,369	1,324,051
Stratasys Ltd. (a)	242,792	2,335,659
Toro Co.	13,871	1,207,887
		44,545,578

Marine Transportation - 0.5%
Kirby Corp. (a)	50,855	6,433,666

Media - 0.9%
Criteo SA - ADR (a)	184,564	7,526,520
Magnite, Inc. (a)	79,368	1,332,589
Nexstar Media Group, Inc.	9,761	1,665,129
TechTarget, Inc. (a)	3,468	111,357
		10,635,595

Metals & Mining - 2.0%
Alcoa Corp.	180,575	8,384,097
Carpenter Technology Corp.	11,766	2,283,075
Cleveland-Cliffs, Inc. (a)	202,903	2,526,142
ERO Copper Corp. (a)	337,002	5,129,170
Materion Corp.	34,100	3,942,642
Pan American Silver Corp.	81,818	1,797,542
		24,062,668

Multi-Utilities - 0.2%
Northwestern Energy Group, Inc.	51,164	2,826,299

Oil, Gas & Consumable Fuels - 2.5%
Antero Resources Corp. (a)	80,235	2,622,882
Cameco Corp.	34,479	2,049,777
CNX Resources Corp. (a)	134,138	5,435,272
Devon Energy Corp.	79,274	3,008,448
Kosmos Energy Ltd. (a)	805,583	3,173,997
Magnolia Oil & Gas Corp. - Class A	22,077	612,416
Matador Resources Co.	43,100	2,586,431
Murphy Oil Corp.	75,610	2,455,057
Permian Resources Corp.	165,180	2,586,719
Sitio Royalties Corp. - Class A	43,820	1,038,534
Texas Pacific Land Corp.	356	569,632
Uranium Energy Corp. (a)	308,834	2,566,410
Viper Energy, Inc.	15,198	822,364
		29,527,939

Personal Care Products - 0.5%
BellRing Brands, Inc. (a)	42,444	3,330,156
Coty, Inc. - Class A (a)	325,005	2,401,787
		5,731,943

Pharmaceuticals - 1.0%
Amneal Pharmaceuticals, Inc. (a)	206,424	1,707,127
Amphastar Pharmaceuticals, Inc. (a)	11,535	521,267
Edgewise Therapeutics, Inc. (a)	33,714	1,112,562
Innoviva, Inc. (a)	164,594	3,125,640
Intra-Cellular Therapies, Inc. (a)	17,379	1,488,511
Septerna, Inc. (a)	11,912	301,254
Structure Therapeutics, Inc. - ADR (a)	39,781	1,318,740
WaVe Life Sciences Ltd. (a)	141,041	2,129,719
		11,704,820

Professional Services - 2.3%
Alight, Inc. - Class A	168,044	1,344,352
Clarivate PLC (a)	2,104,945	12,061,335
Conduent, Inc. (a)	649,860	2,423,978
CRA International, Inc.	4,211	821,271
Exponent, Inc.	16,098	1,589,033
FTI Consulting, Inc. (a)	4,367	884,405
KBR, Inc.	99,931	6,078,803
ManpowerGroup, Inc.	17,035	1,096,543
Parsons Corp. (a)	18,004	1,726,764
		28,026,484

Real Estate Management & Development - 0.8%
Colliers International Group, Inc.	2,787	428,167
Compass, Inc. - Class A (a)	190,333	1,349,461
Cushman & Wakefield PLC (a)	399,650	6,114,645
FirstService Corp.	10,617	2,061,715
		9,953,988

Semiconductors & Semiconductor Equipment - 5.0%
Astera Labs, Inc. (a)	42,219	4,359,112
CEVA, Inc. (a)	36,131	1,074,536
Credo Technology Group Holding Ltd. (a)	38,089	1,864,838
Impinj, Inc. (a)	6,006	1,154,413
indie Semiconductor, Inc. - Class A (a)	276,675	1,447,010
Lattice Semiconductor Corp. (a)	30,527	1,732,407
MACOM Technology Solutions Holdings, Inc. (a)	32,876	4,366,590
MaxLinear, Inc. (a)	66,470	1,005,691
MKS Instruments, Inc.	10,884	1,236,858
Power Integrations, Inc.	23,666	1,550,360
Rambus, Inc. (a)	145,157	8,391,526
Semtech Corp. (a)	75,212	4,816,577
Silicon Motion Technology Corp. - ADR	150,810	8,003,487
SiTime Corp. (a)	12,154	2,581,267
Tower Semiconductor Ltd. (a)	226,026	10,652,605
Veeco Instruments, Inc. (a)	175,851	4,900,967
Wolfspeed, Inc. (a)	143,061	1,370,524
		60,508,768

Software - 6.2%
8x8, Inc. (a)	2,858,614	8,861,703
Adeia, Inc.	169,501	2,054,352
Alkami Technology, Inc. (a)	34,540	1,363,294
Box, Inc. - Class A (a)	47,494	1,666,565
Cleanspark, Inc. (a)	54,384	780,410
Clearwater Analytics Holdings, Inc. - Class A (a)	54,359	1,687,303
Cognyte Software Ltd. (a)	277,838	2,256,045
Commvault Systems, Inc. (a)	28,388	4,871,097
Computer Modelling Group Ltd.	32,211	236,107
CyberArk Software Ltd. (a)	11,049	3,574,462
Fair Isaac Corp. (a)	1,082	2,569,783
Manhattan Associates, Inc. (a)	9,015	2,573,242
Marathon Digital Holdings, Inc. (a)	46,333	1,270,451
Monday.com Ltd. (a)	12,186	3,477,397
NCR Voyix Corp. (a)	294,551	4,273,935
Nutanix, Inc. - Class A (a)	26,898	1,755,901
OneSpan, Inc. (a)	83,252	1,508,526
Ooma, Inc. (a)	192,840	2,854,032
Qualys, Inc. (a)	8,701	1,336,474
Radware Ltd. (a)	55,433	1,317,088
SPS Commerce, Inc. (a)	11,167	2,156,013
Terawulf, Inc. (a)	361,251	2,850,270
Tyler Technologies, Inc. (a)	2,465	1,550,904
UiPath, Inc. - Class A (a)	87,226	1,239,481
Varonis Systems, Inc. (a)	80,747	4,034,120
Verint Systems, Inc. (a)	275,486	6,942,247
Vertex, Inc. - Class A (a)	58,813	3,190,605
Xperi, Inc. (a)	134,145	1,270,353
Zeta Global Holdings Corp. - Class A (a)	53,056	1,130,093
		74,652,253

Specialty Retail - 2.5%
Abercrombie & Fitch Co. - Class A (a)	8,172	1,223,267
Asbury Automotive Group, Inc. (a)	5,558	1,444,135
Boot Barn Holdings, Inc. (a)	13,595	1,864,418
Caleres, Inc.	43,521	1,352,197
Carvana Co. (a)	13,219	3,442,492
Floor & Decor Holdings, Inc. - Class A (a)	9,672	1,085,295
Lithia Motors, Inc.	5,027	1,944,946
National Vision Holdings, Inc. (a)	282,717	3,420,876
ODP Corp. (a)	45,094	1,158,014
Tractor Supply Co.	3,601	1,021,496
Valvoline, Inc. (a)	76,371	3,032,692
Warby Parker, Inc. - Class A (a)	137,365	3,096,207
Wayfair, Inc. - Class A (a)	116,979	5,409,109
Winmark Corp.	2,206	908,707
		30,403,851

Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd. (a)	127,110	2,975,645
Gildan Activewear, Inc.	237,618	11,790,605
Under Armour, Inc. - Class C (a)	685,971	6,015,966
		20,782,216

Trading Companies & Distributors - 4.3%
AerCap Holdings NV	65,831	6,540,968
Air Lease Corp.	223,709	11,386,788
Applied Industrial Technologies, Inc.	4,962	1,363,161
Beacon Roofing Supply, Inc. (a)	96,237	10,876,706
Custom Truck One Source, Inc. (a)	653,635	3,908,737
FTAI Aviation Ltd.	36,296	6,127,491
GATX Corp.	14,575	2,392,632
H&E Equipment Services, Inc.	31,290	1,869,264
Richelieu Hardware Ltd.	15,192	443,758
Rush Enterprises, Inc. - Class A	67,765	4,198,042
SiteOne Landscape Supply, Inc. (a)	4,199	643,497
Transcat, Inc. (a)	5,388	565,147
Watsco, Inc.	3,105	1,712,718
		52,028,909

Water Utilities - 0.1%
American States Water Co.	8,535	728,121
TOTAL COMMON STOCKS (Cost $943,637,910)		1,131,750,393

REAL ESTATE INVESTMENT TRUSTS - 2.1%	Shares	Value
AGNC Investment Corp.	379,605	3,666,984
Brixmor Property Group, Inc.	359,325	10,804,903
MFA Financial, Inc.	263,440	2,926,818
NNN REIT, Inc.	82,195	3,614,936
STAG Industrial, Inc.	95,525	3,514,365
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $21,885,132)		24,528,006

EXCHANGE TRADED FUNDS - 0.9%	Shares	Value
iShares Russell 2000 Value ETF	61,950	11,171,444
TOTAL EXCHANGE TRADED FUNDS (Cost $10,346,971)		11,171,444

SHORT-TERM INVESTMENTS - 3.1%	Shares	Value
Money Market Funds - 3.1%
First American Government Obligations Fund - Class X, 4.56% (b)	37,951,714	37,951,714
TOTAL SHORT-TERM INVESTMENTS (Cost $37,951,714)		37,951,714

TOTAL INVESTMENTS - 100.0% (Cost $1,013,821,727)		1,205,401,557
Other Assets in Excess of Liabilities - 0.0% (c)		274,758
TOTAL NET ASSETS - 100.0%		$1,205,676,315

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Column Small Cap Select Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,131,306,635	$443,758	$–	$1,131,750,393
Real Estate Investment Trusts	24,528,006	–	–	24,528,006
Exchange Traded Funds	11,171,444	–	–	11,171,444
Money Market Funds	37,951,714	–	–	37,951,714
Total Investments	$1,204,957,799	$443,758	$–	$1,205,401,557

Refer to the Schedule of Investments for further disaggregation of investment categories.